Inventories	6 Months Ended
Jun. 30, 2024
Inventories
Inventories

5. Inventories

	At June 30,	At December 31,
(in thousands of $)	2024	2023
Raw materials and consumables	$250,891	$240,836
Inventories in process	37,158	47,074
Finished goods	38,411	22,640
Total inventories	$326,460	$310,550

The cost of inventories, which is recognized under “Cost of sales” on the unaudited condensed consolidated statements of profit or loss, amounted to $76 million for the six months ended June 30, 2024 (compared to $42 million for the six months ended June 30, 2023).

On June 30, 2024, pre-launch inventory awaiting facility approval amounted to $84 million.